Net debt	6 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Net debt
12. Net debt

Net debt is comprised as follows:

	30 September 2024	31 March 2024
	£m	£m
Cash and cash equivalents	1,125	559
Current financial investments	6,140	3,699
Borrowings and bank overdrafts	(45,176)	(47,072)
Financing derivatives[1]	(629)	(793)
Net debt (net of related derivative financial instruments)	(38,540)	(43,607)
1.Includes £58 million liability (31 March 2024: £36 million liability) in relation to the hedging of capital expenditure. The cash flows related to these derivatives are included within investing activities in the consolidated cash flow statement which gives alignment with the presentation of the hedged item. The financing derivatives balance included in net debt exclude the commodity derivatives.

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2024			31 March 2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	520	(1,149)	(629)	333	(1,126)	(793)
Commodity contract derivatives	38	(124)	(86)	35	(118)	(83)
Total derivative financial instruments	558	(1,273)	(715)	368	(1,244)	(876)